COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset disposal accrual [Member]
Operating Leased Assets [Line Items]
Accrued balance as of beginning of period	$ 0	$ 1,963
Expenses accrued		0
Accruals related to assets		(1,741)
Cash payments	0	(222)
Accrued balance as of ending of period	0	0
Other Restructuring costs accrual [Member]
Operating Leased Assets [Line Items]
Accrued balance as of beginning of period	2,127	7,635
Expenses accrued		19,662
Accruals related to assets		(7,318)
Cash payments	(2,127)	(17,852)
Accrued balance as of ending of period	$ 0	$ 2,127